Significant events - Corporate Restructuring (Details) $ in Millions			12 Months Ended
	Jan. 25, 2018 MXN ($)	Jan. 01, 2018 MXN ($) item	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 08, 2017 MXN ($)
Related-party transactions
Number of shares issued | item		1
Dividend Approved					$ 1,950	$ 1,950
Dividends	$ 1,822		$ 10,293	$ 11,050	8,910
Assets			1,467,548	1,408,724	1,329,191
Liabilities			1,332,750	1,285,437	$ 1,213,781
Effect on sale of the Brokerage House, net of income tax		$ 19		19
Recognition of equity-settled share-based payments			(82)	336
Accumulated Reserves
Related-party transactions
Effect on sale of the Brokerage House, net of income tax				19
Recognition of equity-settled share-based payments			$ (82)	319
Brokerage House
Related-party transactions
Sale price subject to conditions		$ 1,175
Former Group
Related-party transactions
Assets				117
Liabilities				$ 175
New Financial Group
Related-party transactions
Percentage of voting equity interests acquired		74.96%
New Financial Group | Brokerage House
Related-party transactions
Percentage of voting equity interests acquired		99.99%